Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
. Property, Plant and Equipment
The table below presents the components of property, plant and equipment.

	December 31,
	2017	2016
	(in millions)
Land	$34	$53
Buildings and improvements	404	437
Machinery, equipment, furniture and fixtures	1,959	1,857
Leasehold improvements	376	337
Gross property, plant and equipment	2,773	2,684
Accumulated depreciation and amortization	(1,663)	(1,577)
Property, plant and equipment, net	$1,110	$1,107